Cert Amx

1-14965

AMERICAN STOCK EXCHANGE
Equities Options ETFs

03055609

RECD S.E.C.
APR 10 2003
081

Richard A. Mikaliunas
Senior Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 1807
F 212 306 2066
richard.mikaliunas@amex.com

April 10, 2003

Ms. Willie Mae Stroud
Document Control Section
Office of Filing Information & Consumer Services
Division of Market Regulation
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

PROCESSED
APR 11 2003
THOMSON FINANCIAL

Dear Ms. Stroud:

This is to certify that the American Stock Exchange (the "Exchange") received from The Goldman Sachs Group, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following security:

Index-Linked Notes
Due April, 2013
(Linked to the S&P 500 Index)

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of same, in accordance with SEC Rule 3a12-11.

Sincerely,